Loans - Year-End Non-Accrual Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 14,423	$ 11,854
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	14,359	11,663
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	75	92
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	158	222
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	2,464	1,905
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	11,662	9,444
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	28	70
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	28	70
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	36	133
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual Loans	$ 36	$ 133